Segmented Information - Summary of Company's Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenue	$ 176,283	$ 179,636
Cost of sales excluding depletion	19,994	21,677
Depletion and cost of sales	60,308	75,337
Contractual income from Stream, royalty and other interests	0	(11,810)
Loss (gain) on disposal and impairment of Stream, royalty and other interests	3,689	(322)
Income (loss) before taxes	29,534	46,912
Cash flows from operating activities	135,378	152,754
Total assets	1,850,184	1,931,426
Cash and cash equivalents	4,395	5,003	$ 7,029
Investments	235,671	258,874	$ 129,890
Sales
Disclosure of operating segments [line items]
Total revenue	107,742	106,584
Royalty revenue
Disclosure of operating segments [line items]
Total revenue	68,541	73,052
Mercedes | Silver
Disclosure of operating segments [line items]
Total revenue	300	3,000
Mercedes | Gold
Disclosure of operating segments [line items]
Total revenue	9,200	21,800
Other
Disclosure of operating segments [line items]
Contractual income from Stream, royalty and other interests		(10,000)
Other | Gold
Disclosure of operating segments [line items]
Total revenue	26,800	22,200
Other | Brazil
Disclosure of operating segments [line items]
Total revenue	2,800	600
Other | Argentina
Disclosure of operating segments [line items]
Total revenue	3,200	700
Other | Canada
Disclosure of operating segments [line items]
Total revenue	22,900	23,300
Other | Mexico
Disclosure of operating segments [line items]
Total revenue	1,500	3,600
Other | Other
Disclosure of operating segments [line items]
Total revenue	2,900	3,700
Other | Türkiye
Disclosure of operating segments [line items]
Total revenue	5,500	4,200
Operating segments
Disclosure of operating segments [line items]
Cost of sales excluding depletion	19,994	21,677
Depletion and cost of sales	60,308	75,337
Contractual income from Stream, royalty and other interests		(11,810)
Loss (gain) on disposal and impairment of Stream, royalty and other interests	3,689	(322)
Income (loss) before taxes	92,292	94,754
Cash flows from operating activities	144,877	161,443
Total assets	1,508,479	1,579,503
Operating segments | Sales
Disclosure of operating segments [line items]
Total revenue	107,742	106,584
Operating segments | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	68,541	73,052
Operating segments | Antamina
Disclosure of operating segments [line items]
Total assets	179,564	185,748
Operating segments | Antamina | Peru | Silver Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion		55
Depletion and cost of sales		1,361
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests		0
Income (loss) before taxes		1,353
Cash flows from operating activities		2,714
Operating segments | Antamina | Peru | Silver Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue		2,222
Operating segments | Antamina | Peru | Silver Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue		547
Operating segments | Antamina | Peru | Copper And Other Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion		0
Depletion and cost of sales		7,215
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests		2,039
Income (loss) before taxes		2,786
Cash flows from operating activities		11,455
Operating segments | Antamina | Peru | Copper And Other Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue		0
Operating segments | Antamina | Peru | Copper And Other Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue		12,040
Operating segments | Antamina | Peru | Copper, Other
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0
Depletion and cost of sales	2,783
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0
Income (loss) before taxes	149
Cash flows from operating activities	3,832
Operating segments | Antamina | Peru | Copper, Other | Sales
Disclosure of operating segments [line items]
Total revenue	0
Operating segments | Antamina | Peru | Copper, Other | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	2,932
Operating segments | Antamina | Peru | Silver
Disclosure of operating segments [line items]
Cost of sales excluding depletion	129
Depletion and cost of sales	2,501
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0
Income (loss) before taxes	2,545
Cash flows from operating activities	5,046
Operating segments | Antamina | Peru | Silver | Sales
Disclosure of operating segments [line items]
Total revenue	5,021
Operating segments | Antamina | Peru | Silver | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	154
Operating segments | Aurizona
Disclosure of operating segments [line items]
Total assets	10,129	10,053
Operating segments | Aurizona | Brazil | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	274	492
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	8,292	9,333
Cash flows from operating activities	8,216	9,025
Operating segments | Aurizona | Brazil | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Aurizona | Brazil | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	8,566	9,825
Operating segments | Blyvoor
Disclosure of operating segments [line items]
Total assets	103,160	104,380
Operating segments | Blyvoor | South Africa | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	1,178	1,313
Depletion and cost of sales	1,160	1,225
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	2,536	1,893
Cash flows from operating activities	3,719	2,994
Operating segments | Blyvoor | South Africa | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	4,874	4,431
Operating segments | Blyvoor | South Africa | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Bonikro
Disclosure of operating segments [line items]
Total assets	22,063	30,035
Operating segments | Bonikro | Côte d'Ivoire | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	2,894	1,919
Depletion and cost of sales	7,648	4,956
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	6,390	2,348
Cash flows from operating activities	14,513	7,619
Operating segments | Bonikro | Côte d'Ivoire | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	16,932	9,223
Operating segments | Bonikro | Côte d'Ivoire | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Caserones
Disclosure of operating segments [line items]
Total assets	74,216	77,540
Operating segments | Caserones | Chile | Copper Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	3,724	5,832
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	7,309	6,190
Cash flows from operating activities	7,762	8,365
Operating segments | Caserones | Chile | Copper Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Caserones | Chile | Copper Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	11,033	12,022
Operating segments | Cerro Moro
Disclosure of operating segments [line items]
Total assets	8,487	15,217
Operating segments | Cerro Moro | Argentina | Silver Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	4,881	7,853
Depletion and cost of sales	6,729	10,753
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	4,614	7,591
Cash flows from operating activities	11,343	18,345
Operating segments | Cerro Moro | Argentina | Silver Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	16,224	26,197
Operating segments | Cerro Moro | Argentina | Silver Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Chapada
Disclosure of operating segments [line items]
Total assets	41,205	43,895
Operating segments | Chapada | Brazil | Copper Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	4,489	4,074
Depletion and cost of sales	2,690	2,761
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	7,724	6,634
Cash flows from operating activities	10,415	9,395
Operating segments | Chapada | Brazil | Copper Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	14,903	13,469
Operating segments | Chapada | Brazil | Copper Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Fruta del Norte
Disclosure of operating segments [line items]
Total assets	26,341	26,761
Operating segments | Fruta del Norte | Ecuador | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	1,919	2,098
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	7,980	5,624
Cash flows from operating activities	6,001	5,434
Operating segments | Fruta del Norte | Ecuador | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Fruta del Norte | Ecuador | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	9,899	7,722
Operating segments | Greenstone
Disclosure of operating segments [line items]
Total assets	105,789	107,234
Operating segments | Greenstone | Canada | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	1,056
Depletion and cost of sales	1,527
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0
Income (loss) before taxes	2,442
Cash flows from operating activities	3,893
Operating segments | Greenstone | Canada | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	5,025
Operating segments | Greenstone | Canada | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0
Operating segments | Hod Maden
Disclosure of operating segments [line items]
Total assets	207,007	206,996
Operating segments | Horne 5
Disclosure of operating segments [line items]
Total assets	78,934	78,934
Operating segments | Houndé
Disclosure of operating segments [line items]
Total assets	26,454	28,341
Operating segments | Houndé | Burkina Faso | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	1,594	1,835
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	4,250	3,896
Cash flows from operating activities	4,909	4,474
Operating segments | Houndé | Burkina Faso | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Houndé | Burkina Faso | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	5,844	5,731
Operating segments | Hugo North Extension and Heruga
Disclosure of operating segments [line items]
Total assets	35,388	35,358
Operating segments | Mercedes
Disclosure of operating segments [line items]
Total assets	28,482	52,132
Operating segments | Mercedes | Mexico | Gold And Silver Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	2,124	2,258
Depletion and cost of sales	4,561	15,787
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	404	0
Income (loss) before taxes	2,389	6,712
Cash flows from operating activities	7,514	24,511
Operating segments | Mercedes | Mexico | Gold And Silver Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	9,478	24,757
Operating segments | Mercedes | Mexico | Gold And Silver Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Platreef
Disclosure of operating segments [line items]
Total assets	187,000	187,000
Operating segments | Relief Canyon
Disclosure of operating segments [line items]
Total assets	20,088	20,074
Operating segments | Relief Canyon | USA | Gold Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	10,491	4,731
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	10,295	4,665
Cash flows from operating activities	20,786	9,395
Operating segments | Relief Canyon | USA | Gold Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	20,786	9,396
Operating segments | Relief Canyon | USA | Gold Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Vale Royalties
Disclosure of operating segments [line items]
Total assets	111,556	114,529
Operating segments | Vale Royalties | Brazil | Ire Ore Commodity Type
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	2,424	2,426
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	3,368	3,562
Cash flows from operating activities	5,391	5,005
Operating segments | Vale Royalties | Brazil | Ire Ore Commodity Type | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Operating segments | Vale Royalties | Brazil | Ire Ore Commodity Type | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	5,792	5,988
Operating segments | Other
Disclosure of operating segments [line items]
Total assets	242,616	255,276
Operating segments | Other | Other | Copper, Other
Disclosure of operating segments [line items]
Cost of sales excluding depletion	1,187	1,151
Depletion and cost of sales	5,389	7,075
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	3,424	(3,301)
Income (loss) before taxes	2,019	8,939
Cash flows from operating activities	11,335	12,644
Operating segments | Other | Other | Copper, Other | Sales
Disclosure of operating segments [line items]
Total revenue	6,035	5,477
Operating segments | Other | Other | Copper, Other | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	5,984	8,387
Operating segments | Other | Other | Gold
Disclosure of operating segments [line items]
Cost of sales excluding depletion	2,056	3,054
Depletion and cost of sales	4,894	6,790
Contractual income from Stream, royalty and other interests		(11,810)
Loss (gain) on disposal and impairment of Stream, royalty and other interests	(139)	940
Income (loss) before taxes	19,990	23,228
Cash flows from operating activities	20,202	30,068
Operating segments | Other | Other | Gold | Sales
Disclosure of operating segments [line items]
Total revenue	8,464	11,412
Operating segments | Other | Other | Gold | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	18,337	10,790
Material reconciling items
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	0	0
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	(62,758)	(47,842)
Cash flows from operating activities	(9,499)	(8,689)
Total assets	341,705	351,923
Cash and cash equivalents	4,395	5,003
Investments	235,671	258,874
Other assets	101,639	88,046
Material reconciling items | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Administration and Project evaluation expenses
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	0	0
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	(24,950)	(21,526)
Cash flows from operating activities	(16,459)	(13,321)
Material reconciling items | Administration and Project evaluation expenses | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Administration and Project evaluation expenses | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Loss on revaluation of investments
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	0	0
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	(4,628)	15,671
Cash flows from operating activities	0	0
Material reconciling items | Loss on revaluation of investments | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Loss on revaluation of investments | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Finance expense
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	0	0
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	(35,028)	(39,515)
Cash flows from operating activities	0	(115)
Material reconciling items | Finance expense | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Finance expense | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Other
Disclosure of operating segments [line items]
Cost of sales excluding depletion	0	0
Depletion and cost of sales	0	0
Contractual income from Stream, royalty and other interests		0
Loss (gain) on disposal and impairment of Stream, royalty and other interests	0	0
Income (loss) before taxes	1,848	(2,472)
Cash flows from operating activities	6,960	4,747
Material reconciling items | Other | Sales
Disclosure of operating segments [line items]
Total revenue	0	0
Material reconciling items | Other | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	$ 0	$ 0